THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

SUPPLEMENT TO THE PROSPECTUS

CUSTOM VARIABLE UNIVERSAL LIFE (DATED MAY 1, 2009)

Following the close of business on the last business day of 2009, and starting on your 2010 policy anniversary, this Supplement amends certain information in your Custom Variable Universal Life Prospectus as indicated below.

The following replaces the “OBRA Expense Charge” section in the Transaction Fees table:

Charge	When Charge is Deducted	Amount Deducted
		Current Charge	Guaranteed Maximum Charge
No maximum - Charges may increase to reflect actual costs
OBRA Expense Charge (federal deferred acquisition cost charge) [1]	Upon each Premium Payment	1.00% of Premium Payment

Footnote 1 to the Transaction Fees table has been replaced with the following:

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Due to a federal tax law change under the Omnibus Budget Reconciliation Act of 1990, as amended (“OBRA”), insurance companies are generally required to capitalize and amortize certain acquisition expenses rather than currently deduct such expenses. Due to this capitalization and amortization, the corporate income tax burden on insurance companies has been affected. We currently make a charge of 1.00% against each Premium Payment to compensate us for corporate income taxes.

The following rows in the Periodic Charges (Other than Portfolio Operating Expenses) table are replaced as follows:

Periodic Charges (Other than Portfolio Operating Expenses)[1]
Amount Deducted
Charge	When Charge is Deducted	Current Charge	Guaranteed Maximum Charge
Cost of Insurance Charge[2]	Monthly, on each Monthly Processing Date
Minimum Charge[4]		$0.00758 per $1,000 of net amount at risk	$0.01500 per $1,000 of net amount at risk
Charge for Insured Issue Age 35, Male, Premier Non-Tobacco underwriting classification[5]		$0.01448 per $1,000 of net amount at risk in the first Policy Year (varies by Policy Year)[5]	$0.09083 per $1,000 of net amount at risk in the first Policy Year (varies by Policy Year)[5]
Administrative Charge	Monthly, on each Monthly Processing Date
Maximum Charge[6]		$25.50 for Policy Years 1-10; $6.92 for Policy Years 11 and above	$41.08 for Policy Years 1-10; $16.25 for Policy Years 11 and above
Minimum Charge[7]		$7.50 for Policy Years 1-10; $4.33 for Policy Years 11 and above	$12.92 for Policy Years 1-10; $8.67 for Policy Years 11 and above
Charge for Insured Issue Age 35, Premier Non-Tobacco underwriting classification		$11.92 for Policy Years 1-10; $4.42 for Policy Years 11 and above	$19.67 for Policy Years 1-10; $9.08 for Policy Years 11 and above
Deferred Sales Charge	Monthly, on each Monthly Processing Date during the first ten Policy Years

Periodic Charges (Other than Portfolio Operating Expenses)[1]
Amount Deducted
Charge	When Charge is Deducted	Current Charge	Guaranteed Maximum Charge
Maximum Charge[8]		1.33% of premium paid in the first Policy Year up to Target Premium for Policy Years 1-10	1.35% of premium paid in the first Policy Year up to Target Premium for Policy Years 1-10
Policy Debt Expense Charge	Monthly, on each Monthly Processing Date when there is Policy Debt

When the Insured is Attained Age 99 and below:

0.65% annually (0.05417% monthly rate) of Policy Debt for Policy Years 1-10

0.50% annually (0.04167% monthly rate) of Policy Debt for Policy Years 11-20

0.35% annually (0.02917% monthly rate) of Policy Debt for Policy Years 21 and above

When the Insured is Attained Age 100 and above:

0.00% annually of Policy Debt

All Policy Years 2.00% annually (0.16667% monthly rate) of Policy Debt
Payment of Selected Monthly Premium Upon Total Disability Benefit Charge[12]	Monthly, on each Monthly Processing Date
Maximum Charge[13]		The greater of $0.031 per $1.00 of Selected Monthly Premium, or $0.049 per $1.00 of Specified Monthly Charges	The greater of $0.092 per $1.00 of Selected Monthly Premium, or $0.147 per $1.00 of Specified Monthly Charges
Minimum Charge[14]		$0.002 per $1.00 of Selected Monthly Premium	$0.007 per $1.00 of Selected Monthly Premium
Charge for Insured Attained Age 35, Premier Non-Tobacco underwriting classification		$0.004 per $1.00 of Selected Monthly Premium	$0.012 per $1.00 of Selected Monthly Premium
Payment of Specified Monthly Charges Upon Total Disability Benefit Charge[15]	Monthly, on each Monthly Processing Date
Maximum Charge[16]		$0.049 per $1.00 of Specified Monthly Charges	$0.147 per $1.00 of Specified Monthly Charges
Minimum Charge[17]		$0.002 per $1.00 of Specified Monthly Charges	$0.006 per $1.00 of Specified Monthly Charges
Charge for Insured Attained Age 35, Male, Premier Non-Tobacco underwriting classification		$0.004 per $1.00 of Specified Monthly Charges	$0.011 per $1.00 of Specified Monthly Charges
Additional Purchase Benefit Charge[18]	Monthly, on each Monthly Processing Date

Periodic Charges (Other than Portfolio Operating Expenses)[1]
Amount Deducted
Charge	When Charge is Deducted	Current Charge	Guaranteed Maximum Charge
Maximum Charge[19]		$0.025 per $1,000 of additional purchase benefit amount	$0.132 per $1,000 of additional purchase benefit amount
Minimum Charge[20]		$0.008 per $1,000 of additional purchase benefit amount	$0.033 per $1,000 of additional purchase benefit amount
Charge for Insured Issue Age 0		$0.013 per $1,000 of additional purchase benefit amount	$0.033 per $1,000 of additional purchase benefit amount

Footnotes 8, 18, 19 and 20 of the Periodic Charges (Other than Portfolio Operating Expenses) table have been replaced by the following:

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The current maximum Deferred Sales Charge assumes that the Insured has the following characteristics: Issue Age 25, Class 1-7 Tobacco underwriting classification. The guaranteed maximum Deferred Sales Charge assumes that the Insured has the following characteristics: Issue Age 55, Class 2-9 Non-Tobacco underwriting classification. The maximum Deferred Sales Charge shown may also apply to other combinations of Policy Year and Insured characteristics. Please note the Insured characteristics for the displayed current maximum Deferred Sales Charge are different from the Insured characteristics for the displayed guaranteed maximum Deferred Sales Charge.

[18]

The charges for the Additional Purchase Benefit vary based on the Insured’s gender and Attained Age at the time the benefit is added to the policy. The charges shown in the table may not be representative of the charges a particular Owner may pay. The maximum Additional Purchase Benefit amount is the lesser of two times the Specified Amount and $150,000.

[19]

The current maximum Additional Purchase Benefit Charge assumes that the Insured has the following characteristics: Male, Benefit added at Attained Age 14-17. The guaranteed maximum Additional Purchase Benefit Charge assumes that the Insured has the following characteristic: Benefit added at Attained Age 38. Please note the Insured characteristics for the displayed current maximum Additional Purchase Benefit Charge are different from the Insured characteristics for the displayed guaranteed maximum Additional Purchase Benefit Charge.

[20]	The minimum Additional Purchase Benefit Charge assumes that the Insured has the following characteristics: Female, Benefit added at Attained Age 0.

The following replaces the second and third paragraphs of the “Charges and Deductions – Premium Expense Charges” section:

Due to a federal tax law change under the OBRA, insurance companies are generally required to capitalize and amortize certain acquisition expenses rather than currently deduct such expenses. Due to this capitalization and amortization, the corporate income tax burden on insurance companies has been affected. We make a charge of 1.00% against each Premium Payment to compensate us for this additional corporate tax burden.

The total amount of the current charges attributable to state premium taxes and OBRA, as described above, is 3.00% of each Premium Payment. Tax charges may increase to reflect changes in tax laws.

The third, fifth and eighth bullet points in the “Charges and Deductions – Monthly Policy Charges and Service Charges” section are replaced with the following:

•

Monthly Administrative Charge. This charge, which varies based on the Insured’s Issue Age, underwriting classification on the Date of Issue, and the Policy Year, is for administrative expenses, including costs of Premium Payment collection, processing claims, keeping records and communicating with Owners. The current charge ranges from $7.50 to $25.50 for Policy Years 1-10 and from $4.33 to $6.92 for Policy Years 11 and beyond.

•

Monthly Policy Debt Expense Charge. This charge is for the expenses and taxes associated with Policy Debt, if any. The maximum amount of the charge is equal to an annual rate of 2.0% (0.16667% monthly rate) of Policy Debt. Currently the charge when the Insured is Attained age 99 and below is equal to an annual rate of 0.65% (0.05417% monthly rate) of Policy Debt for Policy Years one through ten, 0.50% (0.04167% monthly rate) of Policy Debt for Policy Years 11-20, and 0.35% (0.02917% monthly rate) of Policy Debt for Policy Years 21 and higher. The current charge when the Insured is Attained Age 100 and above is 0.00% annually of Policy Debt.

•

Waiver Benefit: Payment of Selected Monthly Premium Upon Total Disability. Waiver Benefit: Payment of Specified Monthly Charges Upon Total Disability and Additional Purchase Benefit. The charge for a Waiver Upon Total Disability Benefit is deducted if either of the Waiver benefits is selected. Charges for these optional benefits vary based on the Insured’s Attained Age and underwriting classification, and the amount of the benefit. For substandard risks, the charges may be increased by a multiple of up to 4.5 times the standard risk rate. We also deduct a charge for the Additional Purchase Benefit, if selected. The charge for this optional benefit varies based on the Insured’s Attained Age at the time the benefit is added to the Policy, gender, and the amount of the benefit.

Please read this Supplement carefully and keep it with your Prospectus for future reference.

This Supplement is dated December 31, 2009.

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